Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
3.	FAIR VALUE MEASUREMENTS

Financial Instruments — The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, unbilled revenue, accounts payable, the working capital revolving line of credit and debt. The carrying amounts of cash, accounts receivable, unbilled revenue, accounts payable and the working capital revolving line of credit, as of September 30, 2014 and December 31, 2013, approximate fair value due to their short-term nature and are classified within Level 1 of the valuation hierarchy. The Company defines cash equivalents as highly liquid instruments with maturities of three months or less that are regarded as high quality, low risk investments. Cash equivalents consist of principally FDIC insured certificates of deposits.

Debt and Senior Secured Convertible Notes — The carrying values of the Company’s non-convertible debt approximate fair value. This is explained by the market value interest rates on such debt and the relatively low outstanding debt balances. In April 2014, as part of the reverse takeover, the Company’s Senior Secured Convertible Notes were converted to common shares at the face value of the notes plus accrued interest, which equaled carrying value, at the then current share price. This supported a fair value equal to carrying value because the note holder received common shares with a fair value equal to the carrying value of the notes. Furthermore, the share price was determined through offers to buy and sell shares on a public equity exchange. The fair value as of December 31, 2013, was calculated via a Probability Weighted Expected Return Method (PWERM) which utilized the Company’s current overall valuation. The PWERM (Level 3) applied a range of probabilities to a set of possible outcomes and attributed a value applicable to the Senior Secured Convertible Notes and to the common shares (the only other material equity interest in the Company at that time) in the event of each outcome. The Company determined that the PWERM was the most reliable approach given the complexity of the terms of the Senior Secured Convertible Notes, which could participate in any distribution as a holder of a liquidation preference or an equity participant, depending on the circumstances. The probabilities and weightings used in the analysis were based on management’s views of the opportunities available to the Company at that time for raising capital required to meet its plans, as well as a review of the outcomes to the Senior Secured Convertible Notes and common shares that would result from the selected scenarios. The PWERM was readily applicable to scenarios that resulted in immediate returns to the equity owners, so for those scenarios that would result in a continuing illiquid interest in the common shares, the option price method (or OPM) was employed. This combination of the OPM with the PWERM is sometimes referred to as a hybrid valuation method. The OPM treated the common shares interest as a “call option” on the Company’s overall enterprise value, determining the residual value to the common shares in the event that the Company was successful enough to satisfy the obligations due on the senior securities — in this case the holders of the Company’s Senior Secured Convertible Notes.

Fair value of the Company’s debt as of December 31, 2013 follows:

	Fair Value	Carrying Value
Senior Secured Convertible Notes — Mature in less than 1 Year	$17,712	$12,107
Current maturities of long-term debt	141	141
Long-term debt	300	300

Total	$18,153	$12,548

The Company measures fair value using the framework specified in U.S. GAAP. This framework emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and establishes a fair value hierarchy that distinguishes between assumptions based on market data obtained from independent sources and those based on an entity’s own assumptions. The hierarchy prioritizes the inputs for fair value measurement into three levels:

Level 1 — Measurements utilizing unadjusted quoted prices in active markets that the entity has the ability to access for identical assets or liabilities.

Level 2 — Measurements that include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and other observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 — Measurements using unobservable inputs for assets or liabilities for which little or no market information exists, and are based on the best information available and might include the entity’s own data.

In some valuations, the inputs used may fall into different levels of the hierarchy. In these cases, the financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Nonrecurring Fair Value Measurements — The Company holds certain assets and liabilities that are measured at fair value on a nonrecurring basis in periods subsequent to initial recognition.

Effective December 12, 2013, the Company’s Barre, Vermont facility became an asset held for sale. Based upon the marketing of the facility as well as the indication of value from a potential buyer, the Company believed that the current fair value of the facility was $1,300 at December 31, 2013. As of the measurement date, the Company calculated an asset held for sale loss by taking the difference between the fair value and the carrying value of the building along with the estimated direct costs of a sale transaction which resulted in a loss of $768 in the fourth quarter of 2013. Due to the use of significant unobservable inputs to determine fair value this value falls within Level 3 of the fair value hierarchy at December 31, 2013. The Barre, Vermont facility was sold for $1,300 in June 2014 and is no longer disclosed on the balance sheet as an asset held for sale.

3.	FAIR VALUE MEASUREMENT

Financial Instruments — The Company’s financial instruments consist primarily of cash, accounts receivable, accounts payable and debt. The carrying amounts of cash, accounts receivable, accounts payable, and accruals as of December 31, 2013 and 2012, approximate fair value due to their short-term nature and is classified within Level 1 of the valuation hierarchy.

Debt and Senior Secured Convertible Notes — The carrying values of the Company’s non-convertible debt approximate fair value. This is explained by: the market value interest rates on such debt; the relatively low outstanding debt balances; and the fact that the total debt is due and payable at various times but in no situation later than October 2015. The fair value of the Company’s Senior Secured Convertible Notes was calculated via a Probability Weighted Expected Return Method (PWERM) which utilized the Company’s current overall valuation. The PWERM (level 3) applied a range of probabilities to a set of possible outcomes and attributed a value applicable to the Senior Secured Convertible Notes and to the common stock (the only other material equity interest in the Company at that time) in the event of each outcome. The Company determined that the PWERM was the most reliable approach given the complexity of the terms of the Senior Secured Convertible Notes, which could participate in any distribution as a holder of a liquidation preference or an equity participant, depending on the circumstances. The probabilities and weightings used in the analysis were based on management’s views of the opportunities available to the Company at that time for raising capital required to meet its plans, as well as a review of the outcomes to the Senior Secured Convertible Notes and common stock that would result from the selected scenarios. The PWERM was readily applicable to scenarios that resulted in immediate returns to the equity owners, so for those scenarios that would result in a continuing illiquid interest in the common stock, the option price method (or OPM) was employed. This combination of the OPM with the PWERM is sometimes referred to as a hybrid valuation method. The OPM treated the common stock interest as a “call option” on the Company’s overall enterprise value, determining the residual value to the common stock in the event that the Company was successful enough to satisfy the obligations due on the senior securities — in this case the holders of the Company’s Senior Secured Convertible Notes.

	Fair Value	Carrying Value
At December 31, 2013
Senior Secured Convertible Notes — Mature in less than 1 Year	$17,712	$12,107
Current maturities of long-term debt	141	141
Long-term debt	300	300

Total	$18,153	$12,548

At December 31, 2012
Current maturities of long-term debt	$100	$100
Long-term debt	346	346

Total	$446	$446

The Company measures fair value using the framework specified in U.S. GAAP. This framework emphasizes that fair value is a market-based measurement, not an equity-specific measurement, and establishes a fair value hierarchy that distinguishes between assumptions based on market data obtained from independent sources and those based on an entity’s own assumptions. The hierarchy prioritizes the inputs fair value measurement into three levels:

Level 1 — Measurements utilizing unadjusted quoted prices in active markets that the entity has the ability to access for identical assets or liabilities.

Level 2 — Measurements that include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and other observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 — Measurements using unobservable inputs for assets or liabilities for which little or no market information exists, and are based on the best information available and might include the entity’s own data.

In some valuations, the inputs used may fall into different levels of the hierarchy. In these cases, the financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The Company measures its cash equivalents and short-term investments, when held, at fair value and they are classified within Level 1 of the fair value hierarchy. The classification has been determined based on the manner in which the Company values its cash equivalents and short-term investments, primarily using quoted market prices.

The Company measures the value of its liability-classified warrants based upon the Black-Scholes option pricing model, and as such they are classified within Level 3 of the fair value hierarchy. Assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012, consisted of the following types of instruments:

	Fair Value Measurements Using
	Total Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
At December 31, 2013
Liability classified warrants	$—	$—	$—	$—

	$—	$—	$—	$—

At December 31, 2012
Liability classified warrants	$3,268	$—	$—	$3,268

	$3,268	$—	$—	$3,268

A reconciliation of changes in fair value for the Company’s liability-classified warrants measured at fair value using inputs classified as Level 3 in the fair value hierarchy for the years ended December 31, 2013 and 2012 is as follows:

Balance as of January 1, 2012	$7,813
Decrease in fair value	(4,545)

Balance as of December 31, 2012	3,268
Expired warrants	(775)
Increase in fair value	602
Warrants exercised	(3,095)

Balance as of December 31, 2013	$—

Nonrecurring Fair Value Measurements — The Company holds certain assets and liabilities that are measured at fair value on a nonrecurring basis in periods subsequent to initial recognition.

During 2012, the Company recorded $1,451 of impairment charges (see Note 6) to adjust certain long-lived assets to their estimated fair values. This adjustment falls within Level 3 of the fair value hierarchy, due to the use of significant unobservable inputs to determine fair value. The fair value measurements were calculated using unobservable inputs, primarily using the income approach, specifically the discounted cash flow method. The amount and timing of future cash flows within the Company’s analysis was based on its most recent operational budgets, long range strategic plans, and other estimates. These future cash flows are discounted using a weighted average cost of capital derived from adding company specific premiums for risk, volatility, and size to the risk free rate (yield on 10-year Treasury bond as of the measurement date). The cost of capital is weighted according to a target capital structure.

Effective December 12, 2013, the Barre, VT facility became an asset held for sale. Based upon the marketing of the facility as well as the indication of value from the currently interested potential buyer, the Company believes that the current fair value of the facility is $1,300. This value was lower than the carrying value at December 12, 2013 of $1,973 and, therefore, the Company calculated an asset held for sale loss by taking the difference between the sale price and the carrying value of the building along with the estimated direct costs of a sale transaction which resulted in a loss of $768. This adjustment falls within Level 3 of the fair value hierarchy, due to the use of significant unobservable inputs to determine fair value.